Leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity
As of December 31, 2021, lease payments for operating leases for the Company’s office facility and laboratories are shown below (in thousands):

Year ending December 31,
2022	$2,366
2023	2,413
2024	1,039
2025	—
2026	—
Thereafter	—
Total lease payments	$5,818
Less: Imputed interest	485
Total lease liabilities	$5,333

Assets And Liabilities, Lessee
The following is a summary of weighted average remaining lease term and discount rate for all of the Company’s operating leases:

	Year Ended December 31,
	2021	2020
Weighted average remaining lease term (years)	2.4	3.4
Weighted average discount rate	7.5%	7.5%

Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity	The following future minimum lease payments due to us from the lease agreement at December 31, 2021, is as follows (in thousands)

Year ending December 31,
2022	$24
2023	24
2024	24
2025	24
2026	24
Thereafter	168
Total lease payments	$288